Intangible assets, airport concessions and goodwill - Net: (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Intangible assets and goodwill		$ 50,353,003		$ 636,527			$ 20,284,126
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill		(649,928)	[1]	935,774	[1]	$ 3,665	(4,393,663)	[2]
Acquisitions through business combinations, intangible assets and goodwill							6,053,820
Increase (decrease) through net exchange differences, intangible assets and goodwill		(116,753)		336,860		840,330	140,951
Disposals and Transfer intangible assets and goodwill				(900,805)
Intangible assets and goodwill		49,586,322		671,496		50,353,003	636,527
Gross carrying amount [member]
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill		29,820				(5,404)
Accumulated impairment [member]
Intangible assets and goodwill				(8,703,731)			(7,560,520)
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill	[2]						(1,143,211)
Intangible assets and goodwill							(8,703,731)
Concessions [Member] | Gross carrying amount [member]
Intangible assets and goodwill		50,060,063				27,639,119
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill		105,512				1,449,729
Acquisitions through business combinations, intangible assets and goodwill						20,487,170
Increase (decrease) through net exchange differences, intangible assets and goodwill		(468,600)				484,045
Disposals and Transfer intangible assets and goodwill		900,805
Intangible assets and goodwill		$ 49,961,253				$ 50,060,063
Licences and franchises [member] | Gross carrying amount [member]
Intangible assets and goodwill				224,442			205,527
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill				25,229	[1]		18,915	[2]
Intangible assets and goodwill				249,671			224,442
Goodwill [member]
Intangible assets and goodwill				(8,703,731)
Additions Other Than Through Business Combination Intangible Assets Other Than Goodwill				(1,716,443)	[1]		(4,719,096)	[2]
Increase (decrease) through net exchange differences, intangible assets and goodwill				25,080
Intangible assets and goodwill				(10,395,094)			(8,703,731)
Goodwill [member] | Gross carrying amount [member]
Intangible assets and goodwill				7,296,554
Acquisitions through business combinations, intangible assets and goodwill							7,081,220
Increase (decrease) through net exchange differences, intangible assets and goodwill				(10,093)			2,115,334
Intangible assets and goodwill				$ 2,567,365			$ 7,296,554

[1]	The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.
[2]	The most significant additions includes: a) Improvements in the installation of the terminal 3 building at Cancún Airport; b) Construction of the new terminal 4 building at Cancún Airport; c) Supply and installation of passenger boarding bridges in the terminals 3 and 4 buildings; d) Expansion of the commercial platform of the terminal 3 building; e) Construction of earth fills and pavement for the terminal 4 platform, and f) Construction of wheel treads, connector, and head rests in Cancún Airport.